SEGMENT AND GEOGRAPHICAL INFORMATION	6 Months Ended
Jun. 30, 2024
Segment Reporting [Abstract]
SEGMENT AND GEOGRAPHICAL INFORMATION
NOTE 14 – SEGMENT AND GEOGRAPHICAL INFORMATION

The Company operates in four reportable segments: (a) Corporate (b) Airport Security (c) Other Aviation Services and (d) Authentication Technology. The Corporate segment does not generate revenue from third parties and contains primarily non-operational expenses. The Airport Security segment provides security services mostly to airport authorities and airlines predominantly in Europe. The Other Aviation Services segment provides services mostly to airlines and airport authorities in the United States of America. The Authentication Technology segment provides authentication services to financial and other companies predominantly in the United States of America.

All inter-segment transactions are eliminated in consolidation. The accounting policies of the segments are the same as the accounting policies of the Company as a whole.

The operating results of these reportable segments are regularly reviewed by the chief operating decision.

	Corporate	Airport Security	Other Aviation Services	Authentication Technology	Total
Six months ended June 30, 2024:
Revenue	$-	$173,131	$35,678	$24,750	$233,559
Depreciation and amortization	10	576	121	492	1,199
Net income (loss)	(1,735)	(2,014)	(2,005)	1,472	(4,282)
Total assets	$14,899	$88,411	$19,143	$79,021	$201,474

Six months ended June 30, 2023:
Revenue	$-	$146,837	$31,328	$26,243	$204,408
Depreciation and amortization	4	435	153	730	1,322
Net income (loss)	(1,554)	(2,556)	(422)	3,192	(1,340)
Total assets	$7,144	$86,035	$24,508	$67,889	$185,576